Class A Common Stock Subject to Possible Redemption - Summary Of Reconciliation Of Class A Common Stock Subject to Possible Redemption Reflected on The Balance Sheet (Details) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Temporary Equity [Line Items]
Class A common stock subject to possible redemption; $0.0001 par value; 17,250,000 shares issued and outstanding at redemption value of $10.20 per share at December 31, 2021 and 2020	$ 175,950,000	$ 175,950,000
Class A Common Stock
Temporary Equity [Line Items]
Gross proceeds from Initial Public Offering	172,500,000
Fair value of Public Warrants at issuance	(7,417,500)	(7,417,500)
Offering costs allocated to Class A common stock subject to possible redemption	(8,745,721)	(8,745,721)
Accretion on Class A common stock subject to possible redemption amount	19,613,221	19,613,221
Class A common stock subject to possible redemption; $0.0001 par value; 17,250,000 shares issued and outstanding at redemption value of $10.20 per share at December 31, 2021 and 2020	$ 175,950,000	$ 175,950,000